Fair Value of Financial Instruments - Assets Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, Fair Value	$ 18,314	$ 3,599
(Level 2) Significant Other Observable Inputs [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, Fair Value	18,314	3,599
Fair Value, Measurements, Recurring [Member] | Carrying Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, Fair Value	18,314	3,599
Fair Value, Measurements, Recurring [Member] | (Level 2) Significant Other Observable Inputs [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, Fair Value	18,314	3,599
Debt Securities [Member] | Government-Sponsored Enterprises [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, Fair Value	5,000
Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Government-Sponsored Enterprises [Member] | Carrying Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, Fair Value	5,000
Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Government-Sponsored Enterprises [Member] | (Level 2) Significant Other Observable Inputs [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, Fair Value	5,000
Mortgage-Backed Securities [Member] | Federal National Mortgage Association [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, Fair Value	13,314	3,599
Mortgage-Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Federal National Mortgage Association [Member] | Carrying Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, Fair Value	13,314	3,599
Mortgage-Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Federal National Mortgage Association [Member] | (Level 2) Significant Other Observable Inputs [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, Fair Value	$ 13,314	$ 3,599